Finance Costs (Details) - Interest Rate Risk [Member]	Dec. 31, 2022
Bottom of Range [Member]
Finance Costs [Line Items]
Interest rates percentage	4.45%
Top of Range [Member]
Finance Costs [Line Items]
Interest rates percentage	4.80%